Consolidated consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Interest received	€ 26,406	€ 28,958
Interest paid	(19,700)	(20,119)
Interest received (paid)	6,706	8,839
Dividend received	202	68
Dividend paid	€ (2,843)	€ (2,750)